Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other liabilities, allowance for lending related commitments	$ 121	$ 103
Preferred stock, par value	$ 0.01
Preferred stock, authorized	100,000,000
Preferred stock, issued	10,826
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	3,500,000,000	3,500,000,000
Common stock, issued	1,254,182,209	1,249,061,305
Treasury stock, common shares	90,691,868	39,386,698
Operations
Held-to-maturity, fair value	8,389	3,540
Other assets, fair value	1,299	1,848
Other liabilities, allowance for lending related commitments	121	103
Other liabilities, fair value	578	382
Long-term debt, at fair value	$ 345	$ 326